Basis of Presentation and Summary of Significant Accounting Policies (Details) - Surfside Acquisition Inc. [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits
Accrued for interest and penalties
Dilutive instruments (in Shares)
Non-affiliates equals or exceeds			$ 250
Revenues
Non-Affiliates [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Non-affiliates equals or exceeds			700
Revenues			$ 100